Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes to the consolidated statements of income
Research and development expense	€ 45,585	€ 57,184	€ 93,386	€ 112,944